STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 13. STOCKHOLDERS’ EQUITY

The Company filed an Amended and Restated Certificate of Incorporation on April 21, 2022, as part of the IPO. The Company is authorized to issue two classes of stock to be designated, respectively, “Common Stock” and “Preferred Stock.” The total number of shares which the Company is authorized to issue is two hundred twenty million (220,000,000) shares. Two hundred million (200,000,000) shares are authorized to be Common Stock, having a par value per share of $0.00001. Twenty million (20,000,000) shares are authorized to be Preferred Stock, having a par value per share of $0.00001.

Prior to the IPO, the Company had authorized two classes of shares. These classes included shares of common stock and preferred stock. There was one authorized series of shares of common stock and eight existing authorized series of preferred stock: Series A-1, A-2, A-3, A-4, B, B-1, B-2, and B-3.

The preferred shares converted to common shares on a 1:1 pre-split basis immediately prior to the Stock Split on April 21, 2022. Those common shares were adjusted to reflect the 2022 Stock Split and 2024 Stock Split as described in Note 1 Reverse Stock Split.

Preference Amounts	Issue Date	Total Face Value of Investment	Issue Purchase Price/Share

Series A-1 Preferred Stock	12/31/2014	$1,247,541	$0.70
Prior to its conversion to common shares, the Series A-1 had a 1x liquidation preference junior to B/B1 plus participation on an as-converted to common basis, which participation was capped at 3x, conversion into common stock at a ratio of 1:1, limited anti-dilution protection, and voting rights on an as-converted to common basis.

Series A-2 Preferred Stock	12/31/2014	$1,114,797	$0.77
Prior to its conversion to common shares, the Series A-2 had a 1x liquidation preference junior to B/B1 plus participation on an as-converted to common basis, which participation was capped at 3x, conversion into common stock at a ratio of 1:1, limited anti-dilution protection, and voting rights on an as-converted to common basis.

Series A-3 Preferred Stock	12/31/2014	$795,002	$0.85
Prior to its conversion to common shares, the Series A-3 had a 1x liquidation preference junior to B/B1 plus participation on an as-converted to common basis, which participation was capped at 3x, conversion into common stock at a ratio of 1:1, limited anti-dilution protection, and voting rights on an as-converted to common basis.

Preference Amounts	Issue Date	Total Face Value of Investments	Issue Purchase Price/Share

Series A-4 Preferred Stock	12/31/2014	$1,965,288	$0.94
Prior to its conversion to common shares, the Series A-4 had a 1x liquidation preference junior to B/B1 plus participation on an as-converted to common basis, which participation was capped at 3x, conversion into common stock at a ratio of 1:1, limited anti-dilution protection, and voting rights on an as-converted to common basis.

Series B Preferred Stock	12/5/2015	$5,013,579	$1.00
Prior to its conversion to common shares, the Series B had a 1x senior liquidation preference junior to B/B1 plus participation on an as-converted to common basis, which participation was capped at 3x, conversion into common stock at a ratio of 1:1, limited anti-dilution protection, and voting rights on an as-converted to common basis.

The dividend rate is 6.0% Dividends are cumulative. Accrued and unpaid dividends are payable in shares of common stock in certain events (including an IPO) at the then current fair market value of the common stock.

Series B-1 Preferred Stock	7/27/2017	$1,500,000	$1.26
	8/2/2018	$5,217,698	$1.26
	3/1/2019	$2,463,328	$1.26

Prior to its conversion to common shares, the Series B-1 had a 1x senior liquidation preference junior to B2/B3 plus participation on an as-converted to common basis, which participation was capped at 3x, conversion into common stock at a ratio of 1:1, limited anti-dilution protection, and voting rights on an as-converted to common basis.

The dividend rate is 6.0%. Dividends are cumulative. Accrued and unpaid dividends are payable in shares of common stock in certain events (including an IPO) at the then current fair market value of the common stock.

Series B-2 Preferred Stock	12/3/2021	$1,774,819	$1.12

Prior to its conversion to common shares, the Series B-2 has a 1x senior liquidation preference plus participation on an as-converted to common basis, which participation was capped at 3x, conversion into common stock at a ratio of 1:1, limited anti-dilution protection, and voting rights on an as-converted to common basis.

The dividend rate is 6.0%. Dividends are cumulative. Accrued and unpaid dividends are payable in shares of common stock in certain events (including an IPO) at the then current fair market value of the common stock. Redemption is available by a majority vote of holders commencing after fifth anniversary from issuance, payable in three annual installments.

Series B-3 Preferred Stock	12/3/2021	$5,327,468	$1.26

Prior to its conversion to common shares, the Series B-3 has a 2x senior liquidation preference, conversion into common stock at a ratio of 1:1, limited anti-dilution protection, and voting rights on an as-converted to common basis.

The dividend rate is 6.0%. Dividends are cumulative. Accrued and unpaid dividends are payable in shares of common stock in certain events (including an IPO) at the then current fair market value of the common stock. Redemption is available by a majority vote of holders commencing after fifth anniversary from issuance, payable in three annual installments.

Warrants

As of December 31, 2023, IPO Warrants to purchase 155,610 shares of common stock (post-split), and other warrants to purchase 165,555 shares of common stock (post-split) were outstanding.

Warrants issued in connection with the IPO

In connection with the Company’s IPO, all accrued interest on the Company's outstanding secured promissory notes were converted into (i) 26,673 (post-2024 Stock Split) common shares and (ii) warrants to purchase 26,673 shares of common stock (post-2024 Stock Split), with beneficial conversion rates charged to interest expense upon conversion. These warrants have an exercise price of $69.60 (post-2024 Stock Split) per share and expiring 2027.

In the IPO, the Company sold 2,165,000 units at a public offering price of $4.35 per unit. Each unit consisted of (i) one share of common stock (equivalent to 0.0625 of a common share following the 2024 Split) and (ii) one warrant to purchase one share of common stock (adjusted to 0.0625 of a common share following the 2024 Split) warrant with a per share exercise price of $4.35 (adjusted to $69.60 following the 2024 Split). On April 22, 2022, the underwriters partially exercised their over-allotment option and purchased additional common stock warrants to purchase 324,750 common shares (adjusted to 20,297 common shares following the 2024 Split). The common stock and the IPO Warrants were immediately separable and issued separately in the offering. The IPO Warrants are listed and tradeable on the NASDAQ stock market, immediately exercisable at the option of the holder, and expire five years from the date of issuance.

In connection with the IPO, we issued to the representative of the underwriters’ common stock warrants to purchase 10,825 shares of common stock (post-2024 Stock Split) with an exercise price of $87.04 (post-2024 Stock Split) per share. The representative's warrants are exercisable commencing October 26, 2022, and will expire on April 26, 2027.

The Company evaluated the terms of all warrants issued at the IPO and determined that they should be classified as equity instruments based upon accounting guidance provided in ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. Since the Company determined that the warrants were equity classified, the Company recorded the proceeds from the IPO, net of issuance costs, within common stock at par value and the balance of proceeds to additional paid in capital.

Other Outstanding Warrants

As of December 31, 2023, we had other outstanding warrants to purchase 128,057 shares of common stock (post-split) (in addition to our IPO Warrants described above). The terms of these warrants are (i) warrants to purchase 123,566 shares of common stock (post-split) with a per share exercise price of $2.315 (post split) and expiring 2028, and warrants to purchase 4,491 common shares (post split) with a per share exercise price of $0.0002 (post-split) and expiring 2028.

The per share exercise price of the warrants described in clause (i) above is subject to a “ratchet” adjustment if the Company issues securities at an effective per share price lower than the then effective warrant exercise price.

White Lion Equity Line Agreement

On October 9, 2023, the Company entered into an equity line common stock purchase agreement (the “Equity Line Purchase Agreement”) and a related registration rights agreement with White Lion Capital, LLC (“White Lion”). Pursuant to the Equity Line Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $10,000,000 in aggregate gross purchase price of newly issued shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Equity Line Purchase Agreement.

It is anticipated that the Company may sell shares of common stock to White Lion from time-to-time over a sales period that expires December 31, 2024. The number of shares ultimately offered for sale to White Lion under the Equity Line Purchase Agreement is dependent upon the number of shares we elect to sell to White Lion under the Equity Line Purchase Agreement. The actual number of shares of common stock that are sold to White Lion may depend based on a number of factors, including the market price of our common stock during the time that the Equity Line Purchase Agreement in is effect. The actual gross proceeds the Company may derive from the Equity Line Purchase Agreement may be less than $10.0 million, which may impact our future liquidity. Because the price per share of each share sold to White Lion will fluctuate during the sales period, it is not currently possible to predict the number of shares that will be sold or the actual gross proceeds to be raised in connection with those sales, if any.

The Company currently has an effective registration statement to register for resale by White Lion 2,500,000 shares of common stock. White Lion may ultimately purchase all or some of these shares. After White Lion has acquired shares under the Equity Line Purchase Agreement, it may sell all, some or none of those shares. Sales to the Selling Securityholder by us pursuant to the Equity Line Purchase Agreement may result in substantial dilution to the interests of other holders of our common stock.

The sale of a substantial number of shares to White Lion, or anticipation of such sales, could make it more difficult for us to sell equity or equity-related securities in the future at a time and at a price that we might otherwise desire. The number of shares of our common stock ultimately offered for resale by White Lion is dependent upon the number of shares of common stock issued to White Lion pursuant to the Equity Line Purchase Agreement. Depending on a variety of factors, including market liquidity of our common stock, the issuance of shares to White Lion may cause the trading price of our common stock to decline.

In consideration for the commitments of White Lion, as described above, the Company issued to White Lion 187,500 pre-split shares (11,719 post-2024 Stock Split) of Common Stock (the “Commitment Shares”), having a value of $75,000 based upon the closing sale price of Common Stock on October 6, 2023.

As of December 31, 2023, the Company sold to White Lion 4,575,000 newly issued pre-split common shares (285,938 post-2024 Stock Split) for proceeds of $1,462,949.